Accounts Receivable - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Receivables [Abstract]
Beginning balance	$ 2,155	$ 2,259	$ 1,806
Additional provision recorded	845	190	613
Net write-offs	(221)	(294)	(160)
Ending balance	$ 2,779	$ 2,155	$ 2,259